[COOLEY GODWARD KRONISH LLP LETTERHEAD]

JAMES F. FULTON, JR. (650) 843-5103 fultonjf@cooley.com

October 24, 2007

VIA EDGAR AND COURIER

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Attn: Sonia Barros, Esq.

RE:

RE: ARYx Therapeutics, Inc.
Amendment No. 2 to the Registration Statement on Form S-1
Registration No. 333-145813

Ladies and Gentlemen:

        On behalf of ARYx Therapeutics, Inc. (the "Registrant"), we are transmitting for filing Amendment No. 2 (the "Amendment") to the Registration Statement on Form S-1, File No. 333-145813 (the "Registration Statement"). The Amendment is being filed for the purpose of (i) amending the Registration Statement in response to comments received from the staff of the U.S. Securities and Exchange Commission (the "Commission") on October 17, 2007 and October 23, 2007 and (ii) filing therewith exhibits 1.1, 4.7, 5.1, 10.5, 10.6, 10.7, 10.8, 10.9 and 10.16, and amended exhibits 3.1, 10.19 and 23.2.

        In connection with the filing of the Amendment, we are forwarding a courtesy package in paper format to the staff of the Commission, in care of Ms. Sonia Barros, consisting of (i) a copy of this letter, (ii) two (2) clean copies of the exhibits and the Amendment, (iii) two (2) copies of the Amendment marked to show changes from Amendment No. 1 to the Registration Statement and (iv) copies of publications referenced in response to comments received from the staff of the Commission.

        Please direct any questions or comments regarding this filing to me at (650) 843-5103.

Sincerely,

/s/  JAMES F. FULTON, JR.

James F. Fulton, Jr., Esq.

cc:
Paul Goddard, Ph.D., ARYx Therapeutics, Inc.
Bruce K. Dallas, Esq., Davis Polk & Wardwell
Michael Hildreth, Ernst & Young LLP